Report Of The Directors Financial Review Risk Report - Accounts payable on demand (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 110,052	$ 103,086
Carrying amount for these contracts	120,350	108,428
Life direct participating and investment DPF contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	107,287	100,273
Carrying amount for these contracts	116,389	104,669
Life other contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	2,765	2,813
Carrying amount for these contracts	$ 3,961	$ 3,759